Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 1,000	$ 696,224,000	$ (8,034,000)	$ 1,954,000	$ (605,643,000)	$ 84,502,000
Balance (in shares) at Dec. 31, 2021	13,979,636
Repurchase and retirement of ordinary shares	$ 0	(1,971,000)	(1,296,000)	0	0	(3,267,000)
Repurchase and retirement of ordinary shares (in shares)	(522,011)
Fair value change of available for sale debt security	$ 0	7,010,000	0	0	0	7,010,000
Foreign currency translation adjustment	0		0	(2,657,000)	0	(2,657,000)
Net loss	0	(9,497,000)	0	0	(31,517,000)	(41,014,000)
Balance at Dec. 31, 2022	$ 1,000	691,766,000	(9,330,000)	(703,000)	(637,160,000)	44,574,000
Balance (in shares) at Dec. 31, 2022	13,457,625
Repurchase and retirement of ordinary shares	$ 0	(4,000)	(274,000)	0	0	(278,000)
Repurchase and retirement of ordinary shares (in shares)	(136,118)
Issuance of ordinary shares for options exercised	$ 0	109,000	0	0	0	109,000
Issuance of ordinary shares for options exercised (in shares)	56,668
Fair value change of available for sale debt security	$ 0	7,217,000	0	0	0	7,217,000
Foreign currency translation adjustment	0		0	(497,000)	0	(497,000)
Net loss	0	(3,303,000)	0	0	(23,657,000)	(26,960,000)
Balance at Dec. 31, 2023	$ 1,000	695,785,000	(9,604,000)	(1,200,000)	(660,817,000)	24,165,000
Balance (in shares) at Dec. 31, 2023	13,378,175
Issuance of ordinary shares for options exercised		2,111,000				2,112,000
Issuance of ordinary shares for options exercised (in shares)	1,094,406
Issuance of ordinary share pursuant to a PIPE Transaction (Note 12)		15,000,000				15,000,000
Issuance of ordinary share pursuant to a PIPE Transaction (Note 12) (in shares)	1,020,000
Share issuance costs of a PIPE Transaction (Note 12)	$ 0	(900,000)	0	0	0	(900,000)
Fair value change of available for sale debt security	0	1,306,000	0	0	0	1,306,000
Share-based compensation expense, net of forfeitures	0		0	37,000	0	37,000
Available for sale debt security reclassification adjustment	0		0	(37,000)	0	(37,000)
Foreign currency translation adjustment	0		0	(574,000)	0	(574,000)
Common stock to be issued						257,000
Net loss	0		0	0	(39,258,000)	(39,258,000)
Balance at Dec. 31, 2024	$ 2,000	$ 713,302,000	$ (9,604,000)	$ (1,774,000)	$ (700,075,000)	$ 1,851,000
Balance (in shares) at Dec. 31, 2024	15,492,581